EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Earnings per share - Continuing operations (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share [abstract]
Net income from continuing operations	$ 2,191,477	$ 2,177,116	$ 4,002,967
Less: participation of non- controlling interests	(1,176,390)	(1,438,113)	(2,114,072)
Net income attributable to owners of the parent	1,015,087	739,003	1,888,895
Less: Allocation of undistributed earnings to preferred stockholders, basic	(322,436)	(234,727)	(602,519)
Less: Allocation of undistributed earnings to preferred stockholders, diluted	(322,436)	(234,727)	(602,519)
Net Income allocated to common shareholders for basic EPS	692,651	504,276	1,286,376
Net Income allocated to common shareholders for diluted EPS	$ 692,651	$ 504,276	$ 1,286,376
Weighted average number of common shares outstanding used in basic EPS calculation	16,201,502,910	16,202,376,163	15,760,496,801
Basic earnings per share to common shareholders (in Colombian pesos)	$ 42.75	$ 31.12	$ 81.62
Diluted earnings per share to common shareholders (in Colombian pesos)	42.75	31.12	81.62
Basic earnings per ADS (in Colombian pesos)	855.05	622.47	1,632.41
Diluted earnings per ADS (in Colombian pesos)	$ 855.05	$ 622.47	$ 1,632.41
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)	23,743,475,754	23,743,475,754	23,142,465,372